Schedule II-Valuation And Qualifying Account	12 Months Ended
Mar. 31, 2013
Schedule II-Valuation And Qualifying Account

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions		Balance at end of year
			Written-off	Other*
2011
Allowance for doubtful accounts	¥19,680	¥13,745	¥(14,286)	¥—	¥19,139
2012
Allowance for doubtful accounts	¥19,139	¥17,224	¥(11,283)	¥—	¥25,080
2013
Allowance for doubtful accounts	¥25,080	¥(463)	¥(12,688)	¥(2,239)	¥9,690

*	The decrease in allowance for doubtful accounts due to reclassifications to receivables held for sale from DOCOMO’s “receivables for mobile communications services”.

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions	Balance at end of year
2013
Valuation allowance for receivables held for sale	¥—	¥9,079	¥—	¥9,079

	Millions of yen
	Balance at beginning of year	Additions*	Deductions	Balance at end of year
2011
Valuation allowance for deferred tax assets	¥1,257	¥1,090	¥(9)	¥2,338
2012
Valuation allowance for deferred tax assets	¥2,338	¥8,372	¥(30)	¥10,680
2013
Valuation allowance for deferred tax assets	¥10,680	¥17,502	¥(24)	¥28,158

*	Additions in the table above mainly consist of valuation allowances charged to expenses and those established for deferred tax assets recognized for subsidiaries acquired through business combinations.